Other Income, Net (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Equity component of AFUDC	$ 101	$ 78
Interest income	76	11
Non-service component of net periodic benefit cost	62	92
Gain on disposal of Aitken Creek, pre-tax (Note 21)	23	0
Gain (loss) on derivatives, net	9	(17)
Gain (loss) on retirement investments, net	7	(18)
Other	13	19
Other income, net	$ 291	$ 165